Revenue and Expenses - Revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Rendering of services	€ 42,264	€ 43,085	€ 47,175
Sales	6,158	5,608	4,833
Total	€ 48,422	€ 48,693	€ 52,008